Average Annual Total Returns - Class ACIS - DWS Managed Municipal Bond Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions - with sale 1 Year	Class A After tax on distributions - with sale 5 Years	Class A After tax on distributions - with sale 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 11, 2001	4.77%	2.54%	3.95%	4.73%	2.52%	3.94%	4.04%	2.69%	3.92%	Jun. 11, 2001	6.88%	2.31%	3.43%	Aug. 19, 2002	7.96%	3.37%	4.50%	Oct. 14, 1976	7.94%	3.32%	4.46%	7.54%	3.53%	4.34%